LEASES (Schedule of Supplemental Balance Sheet Information Related Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease ROU assets	$ 842	$ 987
Operating lease liabilities, current	297	248
Operating lease liabilities, long-term	$ 580	$ 757
Weighted average remaining lease term (in years)	2 years 7 months 9 days	3 years 3 months 25 days
Weighted average discount rate	3.12%	3.46%